Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents

	2018	2017
	£m	£m
Cash at bank and in hand	569	826
Short-term deposits	3,305	3,007

	3,874	3,833